STRALEM FUND

Stralem Equity Fund

Supplement dated March 16, 2007
To the Prospectus dated February 28, 2007

Stralem & Company Incorporated has added two new members to its Investment Committee. The following information supplements the section of the Prospectus entitled Investment Adviser and Investment Advisory Agreement— Portfolio Manager-Members of the Investment Committee:

Champ Meyercord
Stralem & Company Incorporated
Director, Institutional Marketing
March 2006 to Present
Eagle Capital Management, LLC
Partner and Director
June 2000 to November 2005

Edward N. Cooper, CFA
Stralem & Company Incorporated
Research Analyst
July 2006 to Present
Bloomberg L.P.
April 1998 to July 2006

STRALEM FUND

Stralem Equity Fund

Supplement dated March 16, 2007
To the Statement of Additional Information dated February 28, 2007

The following information regarding two new members of the Adviser’s Investment Committee supplements the Portfolio Manager section of the Statement of Additional Information:

PORTFOLIO MANAGER

Below is information about other accounts managed by the Adviser’s Investment Committee, the dollar range of Fund shares that each member of the Adviser’s Investment Committee owns and how they are compensated.

Other Accounts Managed by the Advisers’ Investment Committee

	(Number of Other Accounts) and Total Assets* as of December 31, 2006	Number of Other Accounts Subject to a Performance Fee as of December 31, 2006
Other Registered Investment Companies**	(1) $ 52	0
Other Pooled Investment Vehicles	(6) $ 253	0
Other Accounts	(187) $ 1,326	0
*   Stated in millions

**Stralem Balanced Fund was dissolved and liquidated in March 2007.

Equity Fund Ownership

Advisers’ Investment Committee members	Dollar Range of Shares Beneficially Owned as of December 31, 2006
Champ Meyercord	$ 1 to $10,000
Edward N. Cooper, CFA	None

Compensation

Mr. Meyercord receives an annual salary plus commission based on the advisory fees earned by the Adviser from new advisory clients introduced by Mr. Meyercord. Mr. Cooper receives an annual salary plus bonus.